Impaired Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 157,426.9	$ 2,088.1	₨ 140,422.5
Wholesale Trade- Non Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans			15,856.7
Agriculture Production - Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	22,546.3	299.1	18,915.0
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	21,718.9	288.1	22,513.7
Others (none greater than 5% of impaired loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	83,133.5	1,102.7	66,792.8
Retail Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	8,823.1	117.0	7,767.0
Food And Beverage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	8,137.5	107.9	₨ 8,577.3
Road Transportion
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 13,067.6	$ 173.3